DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2024	$ 56
Unrealized Losses During 2024	(7)
Net change	49	$ (12)
Interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2024	56
Unrealized Losses During 2024	(7)
Net change	$ 49	$ (12)